Property and Equipment (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Member]
Impairment Effects on Earnings Per Share [Line Items]
Depreciation	$ 130,180	$ 194,255	$ 293,937	$ 453,887